Note 14 - Financial assets at amortised cost- Debt Securities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Receivables Debt Securities Line Items
Impairment loss	€ 208	€ 158	€ 136
General Government [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total Gross Debt Securities	25,014	17,030	20,736
Credit Institutions [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total Gross Debt Securities	644	1,152	1,688
Other Issuers [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total Gross Debt Securities	6,872	5,911	6,481
Total [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total Gross Debt Securities	32,530	24,093	28,905
Impairment loss	€ (51)	€ (15)	€ (17)